Segments	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segments
25.	Segments

Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the Chief Operating Decision Maker, or CODM, for the purposes of allocating resources and evaluating financial performance. The Company’s CODM is the chief executive officer, who reviews financial information on a consolidated level for purposes of allocating resources and evaluating financial performance, and as such, the Company’s operations constitute one operating segment and one reportable segment.

No single customer accounted for more than 10% of the Company’s revenue during the three and nine months ended September 30, 2019 and 2020. The Company’s operations are concentrated in the United States.

The following table summarizes gross revenue by revenue type:

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
Payments-based revenue	$171.9	$196.8	$465.4	$494.4
Subscription and other revenues	21.9	18.0	63.9	61.6

Total gross revenue	193.8	214.8	529.3	556.0
Less: network fees	114.1	127.1	308.0	321.8
Less: Other costs of sales	33.1	36.2	92.5	105.9

Gross profit	$46.6	$51.5	$128.8	$128.3